PERSONNEL, MATERIAL AND SERVICES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Personnel, material and services
Personnel	R$ 5,385,351	R$ 6,578,057	R$ 5,198,993
Material	261,768	263,553	268,751
Services	2,157,242	2,067,599	2,347,027
Total	7,804,361	8,909,209	R$ 7,814,771
Consensual Dismissal Plan (PDC)
Personnel, material and services
Expense relating to personnel dismissal plan	R$ 370,139	R$ 800,420